SHARE-BASED COMPENSATION - Option assumptions and Activity (Details) - Share options - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Exercised (in shares)	0	(466,320)	(10,883,580)
Aggregate intrinsic value of options exercised	¥ 0	¥ 11	¥ 255